Revenue - Deferred Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017 [1]
Deferred Contract Costs
Deferred contract costs	$ 4,975
Deferred contract costs, current	2,300		$ 1,820
Deferred contract costs, noncurrent	2,676		$ 2,136
Amortization of deferred contract costs	3,690
Impairment of deferred contract costs
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Adjustments from Prior GAAP
Deferred Contract Costs
Deferred contract costs		$ 737
Deferred contract costs, current	273
Deferred contract costs, noncurrent	444
Costs to obtain a contract
Deferred Contract Costs
Deferred contract costs	717
Deferred setup costs
Deferred Contract Costs
Deferred contract costs	2,085
Other deferred fulfillment costs
Deferred Contract Costs
Deferred contract costs	$ 2,173

[1]	** Recast to conform to current period presentation.